Stockholders' Equity (Deficit) (Details) (USD $)				12 Months Ended
	May 31, 2014	Aug. 31, 2013	Aug. 31, 2012	Aug. 31, 2013 Series G [Member]	Aug. 31, 2013 Series H [Member]	May 31, 2014 Series G [Member]	Aug. 31, 2013 Series G [Member]	Aug. 31, 2012 Series G [Member]	May 31, 2014 Series H [Member]	Aug. 31, 2013 Series H [Member]	Aug. 31, 2012 Series H [Member]
Shares of Common Stock Issuable from Warrants	3,302,001	2,380,126	625,000			625,000	625,000	625,000	1,755,126	1,755,126
Exercise Price						$ 0.64	$ 0.64		$ 0.83	$ 0.83
Expiration				2015-04-17	2016-02-01